Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Non-Controlling Interests [Abstract]
Summary of changes in equity classified non-controlling ownership interests in subsidiaries
The following table summarizes the changes in the equity classified non-controlling ownership interest in subsidiaries by reportable segment:

	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Total $000s
Balance at January 1, 2018	(1,484)	(18,869)	(125,758)	525	(145,586)
Share of comprehensive loss	(7,315)	(10,710)	(8,980)	—	(27,005)
Deconsolidation of subsidiary	—	—	55,168	—	55,168
Equity settled share-based payments	—	2,476	6,345	67	8,888
Balance at December 31, 2018 and January 1, 2019	(8,799)	(27,103)	(73,225)	592	(108,535)
Share of comprehensive loss	(15,264)	(15,862)	(23,953)	—	(55,079)
Deconsolidation of subsidiary	—	—	97,178	—	97,178
Subsidiary note conversion and changes in NCI ownership interest	—	23,049	—	—	23,049
Equity settled share-based payments	—	1,683	—	—	1,683
Purchase of minority interest	24,039	—	—	—	24,039
Other	24	—	—	1	25
Balance at December 31, 2019 and January 1, 2020	—	(18,233)	—	593	(17,640)
Share of comprehensive loss	—	(1,402)	—	(15)	(1,417)
Equity settled share-based payments	—	2,822	—	—	2,822
Other	—	30	—	(6)	24
Balance as of December 31, 2020	—	(16,783)	—	573	(16,210)

Summary of aggregation of subsidiaries with material non-controlling interests before intra-group eliminations
The following tables summarize the financial information related to the Group’s subsidiaries with material non-controlling interests, aggregated for interests in similar entities, and before and after intra group eliminations.

	2020
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	—	5,224	—		5,224
Income/(loss) for the year	—	(55,942)	—	1,073	(54,869)
Other comprehensive income/(loss)	—	—	—		—
Total comprehensive income/(loss) for the year	—	(55,942)	—	1,073	(54,869)
Statement of Financial Position
Total assets	—	68,346	—	(7)	68,339
Total liabilities	—	200,430	—	(14,621)	185,809
Net assets/(liabilities)	—	(132,084)	—	14,615	(117,470)
As of December 31, 2020, Controlled Founded Entities with non-controlling interests primarily include Alivio Therapeutics, Inc., Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Alivio Therapeutics, Inc., Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc are 8.1 percent, 19.9 percent, 4.5 percent and 0.4 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.

	2019
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s1
Statement of Comprehensive Loss
Total revenue	6,079	1,968	—
Income/(loss) for the year	(24,289)	(26,250)	(47,905)
Other comprehensive income/(loss)	—	—	(10)
Total comprehensive income/(loss) for the year	(24,289)	(26,250)	(47,915)
Statement of Financial Position
Total assets	17,614	5,290	—
Total liabilities	11,510	50,554	—
Net Liabilities	6,104	(45,264)	—
1    Non-Controlled Founded Entities non-controlling interest calculation does not include equity method accounting, fair value method accounting or the gain on the deconsolidation of subsidiary related to Vor, Karuna, Gelesis, resTORbio or Akili, which is recorded within PureTech Health, LLC. Please refer to Note 5.

	2018
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s1
Statement of Comprehensive Loss
Total revenue	2,195	18,504	20
Income/(loss) for the year	(8,454)	(26,206)	(41,239)
Other comprehensive income/(loss)	—	(214)	(214)
Total comprehensive income/(loss) for the year	(8,454)	(26,420)	(41,453)
1    Non-Controlled Founded Entities non-controlling interest calculation does not include equity method accounting, fair value method accounting or the gain on the deconsolidation of subsidiary related to resTORbio or Akili, which is recorded within PureTech Health, LLC. Please refer to Note 5.